INVESTMENTS, DEBTS AND DERIVATIVES (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Schedule of financial assets
The Company holds the following investments and derivative assets:

	June 30, 2020	December 31, 2019

At fair value
Derivatives not designated as hedges	17	11
Derivatives designated as net investment hedges	—	—
Investments in debt instruments	65	34
	82	45

At amortized cost
Security deposits and cash collateral	301	256
Loans granted to customers - microfinance banking *	125	116
Bank deposits	20	—
Other investments	29	16
	475	388

Total investments and derivatives	557	433
Non-current	281	235
Current	276	198

Schedule of financial liabilities
The Company holds the following debt and derivative liabilities:

	June 30, 2020	December 31, 2019

At fair value
Derivatives not designated as hedges	62	52
Derivatives designated as net investment hedges	26	161
Contingent consideration	—	41
	88	254

At amortized cost
Principal amount outstanding	7,550	7,519
Interest accrued	80	79
Discounts, unamortized fees, hedge basis adjustment	(6)	(10)
Bank loans and bonds	7,624	7,588

Lease liabilities	1,815	2,083
Put-option liability over non-controlling interest	320	342
Customer deposits - microfinance banking *	192	186
Other financial liabilities *	70	96
	10,021	10,295

Total debt and derivatives	10,109	10,549
Non-current	7,297	7,759
Current	2,812	2,790
* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.

Schedule of movements relating to contingent consideration
A reconciliation of movements relating to Contingent consideration is shown below:

Contingent consideration

As of December 31, 2019	41

Fair value changes recognized in the income statement	(41)

As of June 30, 2020	—